Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents per Statement of Cash Flows

		December 31, 2019	December 31, 2018
	Note	€m	€m
Cash and cash equivalents		826.0	327.5
Restricted cash		0.1	0.1
Cash and cash equivalents		826.1	327.6
Bank overdraft	22	(1.3)	—
Cash and cash equivalents per Statement of Cash Flows		824.8	327.6